INCOME TAXES	12 Months Ended
Oct. 27, 2013
INCOME TAXES
INCOME TAXES

NOTE J

INCOME TAXES

The components of the provision for income taxes are as follows:

(in thousands)	2013	2012	2011
Current:
U.S. Federal	$231,359	$216,620	$202,084
State	30,671	26,303	26,978
Foreign	5,334	5,783	3,826
Total current	267,364	248,706	232,888
Deferred:
U.S. Federal	1,080	4,443	6,358
State	(194)	225	394
Foreign	181	–	–
Total deferred	1,067	4,668	6,752
Total provision for income taxes	$268,431	$253,374	$239,640

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company believes that, based upon its lengthy and consistent history of profitable operations, it is more likely than not that the net deferred tax assets of $98.6 million will be realized on future tax returns, primarily from the generation of future taxable income. Significant components of the deferred income tax liabilities and assets are as follows:

(in thousands)	October 27, 2013	October 28, 2012
Deferred tax liabilities:
Tax over book depreciation	$ (89,823)	$ (91,545)
Book/tax basis difference from acquisitions	(25,442)	(26,295)
Other, net	(92,813)	(76,851)
Deferred tax assets:
Post-retirement benefits	127,093	147,278
Stock options	32,036	32,210
Deferred compensation	25,089	23,115
Insurance accruals	19,007	16,728
Vacation accruals	15,073	14,905
Promotional accruals	10,779	7,524
Federal benefit of state tax	7,786	9,965
Pension benefits	5,249	96,641
Other, net	64,595	59,130
Net deferred tax assets	$ 98,629	$ 212,805

Reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	2013	2012	2011
U.S. statutory rate	35.0%	35.0%	35.0%
State taxes on income, net of federal tax benefit	2.7	2.5	2.7
Domestic production activities deduction	(2.4)	(2.6)	(2.6)
All other, net	(1.7)	(1.5)	(1.8)
Effective tax rate	33.6%	33.4%	33.3%

No provision has been made for U.S. federal income taxes on certain undistributed earnings of foreign subsidiaries and joint ventures that we intend to permanently invest or that may be remitted substantially tax-free. The total of undistributed earnings that would be subject to federal income tax if remitted under existing law is approximately $69.2 million as of October 27, 2013. Determination of the unrecognized deferred tax liability related to these earnings is not practicable because of the complexities with its hypothetical calculation. Upon distribution of these earnings, we will be subject to U.S. taxes and withholding taxes payable to various foreign governments. A credit for foreign taxes already paid would be available to reduce the U.S. tax liability.

Total income taxes paid during fiscal 2013, 2012, and 2011 were $226.2 million, $226.7 million, and $227.3 million, respectively.

The following table sets forth changes in the unrecognized tax benefits, excluding interest and penalties, for fiscal years 2012 and 2013.

(in thousands)
Balance as of October 30, 2011	$ 21,398
Tax positions related to the current period:
Increases	3,066
Decreases	–
Tax positions related to prior periods:
Increases	1,302
Decreases	(2,541)
Settlements	(624)
Decreases related to a lapse of applicable statute of limitations:	(470)
Balance as of October 28, 2012	$ 22,131
Tax positions related to the current period:
Increases	4,353
Decreases	–
Tax positions related to prior periods:
Increases	3,091
Decreases	(4,738)
Settlements	(1,173)
Decreases related to a lapse of applicable statute of limitations:	(3,579)
Balance as of October 27, 2013	$ 20,085

The amount of unrecognized tax benefits, including interest and penalties, at October 27, 2013, recorded in other long-term liabilities was $23.1 million, of which $15.3 million would impact the Company’s effective tax rate if recognized. The Company includes accrued interest and penalties related to uncertain tax positions in income tax expense, with gains of $4.7 million included in expense for fiscal 2013. The amount of accrued interest and penalties at October 27, 2013, associated with unrecognized tax benefits was $3.0 million.

The Company is regularly audited by federal and state taxing authorities. During fiscal year 2013, the United States Internal Revenue Service (I.R.S.) concluded its examination of the Company’s consolidated federal income tax returns for the fiscal years through 2011. The Company is in various stages of audit by several state taxing authorities on a variety of fiscal years, as far back as 2006. While it is reasonably possible that one or more of these audits may be completed within the next 12 months and that the related unrecognized tax benefits may change, based on the status of the examinations it is not possible to reasonably estimate the effect of any amount of such change to previously recorded uncertain tax positions.